SUMMARY OF ACCOUNTING PRINCIPLES	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Accounting Policy [Line Items]
SUMMARY OF ACCOUNTING PRINCIPLES	SUMMARY OF ACCOUNTING PRINCIPLES
Basis of Accounting. The financial statements of the Plan are prepared under the accrual method of accounting.
Master Trust. The Plan's assets are kept in the Master Trust maintained by the Trustee. Under the Master Trust agreement, the assets of certain employee savings plans of RTX can be combined. Participating plans purchase units of participation in the underlying investment funds based on their contribution to such funds and the unit value of the applicable investment fund at the end of the trading day in which a transaction occurs. The unit value of each fund is determined at the close of each day by dividing the sum of uninvested cash, accrued income and expenses, and the current value of investments, by the total number of outstanding units in such funds. Income or losses from the funds' investments, other than the RTX Stock Fund and RTX ESOP Fund for certain participants, increase or decrease the participating plans' unit values. RTX Stock Fund and RTX ESOP Fund dividends for certain participants increase the Plan's units in each fund. Distributions to participants reduce the number of participation units held by the participating plans. See Note 4 for additional information.
Synthetic Guaranteed Investment Contracts. The Master Trust invests in a stable value fund that invests in synthetic guaranteed investment contracts (GICs) with financial institutions. These investments are included in the contract value of the assets of the Master Trust upon execution of the GIC contract. Synthetic GICs provide for a variable crediting rate which resets quarterly. The assets are wrapped by an insurance company. The Plan participates in the underlying experience of the separate account via future periodic rate resets, which once set, are guaranteed by the insurance company. The wrap contracts provide assurances that future adjustments to the crediting rate cannot result in a crediting rate of less than zero. As fully benefit-responsive investment contracts, the stable value fund investments are stated at contract value (the amount available to pay benefits). Contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan and includes contributions plus earnings, less Plan withdrawals and expenses. There are no reserves against contract value for credit risk. See Notes 3 and 5 for additional information.
Investment Valuation and Income Recognition. The fair value of a financial instrument is generally determined as the amount that could reasonably be expected to be realized from an orderly disposition of securities and other financial instruments over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect the actual market price. It is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Short-term investments represent cash and investments held by the Master Trust in commingled institutional funds and are valued at the reported net asset values (NAV) per unit as of the valuation date. The commingled institutional funds classified as short-term investments, known as short term investment funds, transact daily without restriction in a manner similar to money market funds with an objective of maintaining a constant $1.00 NAV through investment in high-quality securities with short durations. Although not traded on an active market, the NAVs of the short term investment funds are observable. Cash is recorded at the amounts deposited in the account, plus accrued interest.
Commingled funds represent investments held in institutional funds and are valued at the NAV as a practical expedient as of the valuation date. The commingled funds are made up of a variety of index funds. The underlying holdings of the commingled funds are primarily marketable equity and fixed income securities. As of December 31, 2025 and 2024, there were no restrictions in place related to either participant or plan sponsor-directed redemption of these commingled funds. If the Plan were to initiate a trade of significant size, either into or out of the commingled funds, the investment adviser of the commingled fund reserves the right to request a reasonable period of notice to ensure that trading of securities will be implemented in an orderly business manner.
The Plan offers the LIS as an investment option, which includes an insurance component for participants who want to receive a guaranteed stream of retirement income. The LIS consists of six sub-funds: US Equity (large and small capitalization), International Equity (developed and emerging markets and global REITs), Real Assets (commodities and natural resources), Core Bond (US government/credit and US TIPS), Cash (1-3 year US Treasury securities), and Secure Income Portfolio. Alliance Bernstein allocates each participant’s holding in the LIS among these six sub-funds using pre-determined glide paths based on the participant’s years until target retirement age and selected level of secure retirement income. The first five sub-funds are comprised of underlying investments of the Master Trust commingled funds and managed separate accounts. The Secure Income Portfolio represents a collective trust fund with an investment objective of long-term growth of capital and includes an insurance component that provides the guaranteed lifetime retirement income. As of December 31, 2025 and 2024, there were no restrictions in place related to either participant or plan sponsor-directed redemption of these funds unless certain criteria are met. If the Plan were to initiate a trade of significant size, either into or out of the commingled funds, the investment adviser reserves the right to request a reasonable period of notice to ensure that trading of securities will be implemented in an orderly business manner.
The Master Trust invests in managed separate accounts established for the sole benefit of RTX participants. The investment valuation policy of these managed separate accounts is to value investments at fair value. Investments and other portfolio instruments are generally valued using a market approach. Common stock, preferred stock, and interest in real estate investment trusts are stated at fair value, determined using the closing sales prices for the investments as of the valuation date. Fixed income investments are valued on the basis of valuations furnished by Trustee-approved independent pricing services. These services determine valuations for normal institutional-size trading units of such securities using models or matrix pricing, which incorporates yield and/or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate, and maturity date, and quotations from bond dealers to determine current value. If these valuations are deemed to be either not reliable or not readily available, the fair value will be determined in good faith by the Trustee.
Shares held in mutual funds and exchange traded funds through the self-directed brokerage window are valued at the published NAV as of the last business day of each period presented. Certain limitations are placed on balances and direct transfers into the self-directed brokerage window. Participants may not take a distribution or a loan directly from the self-directed brokerage window, however, if available, they may be initiated through the other investment options.
The RTX Stock Fund is a unitized fund that invests primarily in shares of RTX common stock in addition to holding a small amount (generally less than 1.5% of the fund’s value) in highly liquid short-term investments, which provide readily available cash to fund participants’ distributions, loans, and investment exchanges. The value of the units credited to participants' RTX Stock Fund accounts reflects the fair value of the shares of RTX common stock as determined using the closing sales price on the valuation date plus the value of the cash position. Therefore, the unit value closely, but, because of the small cash position, not exactly, tracks the value of RTX common stock. At December 31, 2025 and 2024, the RTX Stock Fund was stated at fair value determined using the closing sales price of RTX common stock as of the valuation date plus the value of the cash position as of that date.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is accrued when earned. Dividends are recorded on the ex-dividend date. Net appreciation on the fair value of investments includes gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants. Notes receivable from participants are valued at their unpaid principal balance plus any accrued but unpaid interest. Delinquent loans are reclassified as distributions, which become taxable to the participant, based upon the terms of the Plan.
Plan Expenses. Certain Plan administrative expenses were paid directly by the Company in 2025. Other administrative expenses were paid from Plan assets or certain forfeited balances of participants' non-vested accounts. Master Trust specific expenses are charged at the Master Trust level and presented in the Plan interest in net increase in net assets of Master Trust on the Statement of Changes in Net Assets Available for Benefits. Administrative expenses specific to the Plan are charged at the Plan level and presented in Administrative expenses or the Plan interest in net increase in net assets of Master Trust on the Statement of Changes in Net Assets Available for Benefits.
Payment of Benefits. Benefit payments to participants or beneficiaries are recorded when paid.
Use of Estimates. The preparation of the Plan's financial statements, in conformity with accounting principles generally accepted in the United States of America (US GAAP), requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits at the dates of the financial statements, and changes therein during the reporting period and, when applicable, disclosures of contingent assets and liabilities at the dates of the financial statements. Actual results could differ from those estimates.
Risks and Uncertainties. Through the Master Trust, the Plan provides for various investment options in any combination of stocks, bonds, mutual funds, and other investment securities. Investment securities are exposed to various risks, such as interest rate, market, and credit risk. These risks can be adversely impacted by shifts in the market's perception of the issuers, changes in interest rates, and global economic conditions. Due to the level of risk associated with certain investment securities, and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term would materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits. See Note 6 for discussion of risks and uncertainties related to derivatives.
Subsequent Events. In preparing the accompanying financial statements, the Plan evaluated events occurring from December 31, 2025 through the date the financial statements were issued and determined there were none to disclose.